787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 19, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Global Bond Fund, Inc.

(File No. 033-42681 and File No. 811-5603)

Ladies and Gentlemen:

On behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 30, 2018, to the Prospectus, dated April 30, 2018, for Fund. The purpose of the filing is to submit the 497(e) filing dated May 30, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP